Restricted Net Assets and Parent Company Only Condensed Financial Information (Details) ¥ in Thousands	Jun. 30, 2023 CNY (¥)
Restricted Net Assets and Parent Company Only Condensed Financial Information [Abstract]
Annual appropriations rate	10.00%
Restricted portion	¥ 74,022